Earnings Per Share (Tables)	6 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

Basic and diluted earnings per ordinary share for each of the year presented is calculated as follows:

	Six months ended December 31,
	2025	2024

Income (loss) from continuing operations	$(209,487)	$798,279
Income (loss) from discontinued operation	-	271,048
Net income (loss)	$(209,487)	$1,069,327

Weighted average common shares outstanding — basic	564,099	400,000
Effect of dilutive securities	3,548	-
Weighted average common shares outstanding — diluted	567,647	400,000

Basic net income (loss) per share:
Continuing operations	(0.37)	2.00
Discontinued operations	-	0.68
Total basic net income (loss) per share	(0.37)	2.68

Diluted net income (loss) per share:
Continuing operations	(0.37)	2.00
Discontinued operations	-	0.68
Total diluted net income (loss) per share	(0.37)	2.68